Inventories	9 Months Ended
Sep. 30, 2019
Inventory Disclosure [Abstract]
Inventories	Inventories
Inventories, net of obsolete, unmarketable and slow moving reserves are as follows:

	September 30, 2019	December 31, 2018
	(In thousands)
Raw materials, consumables and supplies, net	$85,408	$73,460
Work in process	146	1,246
Finished goods, net	85,549	108,923
Total	$171,103	$183,629
Orion periodically reviews inventories for both obsolescence and loss in value. In this review, Orion makes assumptions about the future demand for and the future market value of the inventory and, based on these assumptions, estimates the amount of obsolete, unmarketable or slow-moving inventory. The inventory reserve for obsolete, unmarketable and slow moving assets as of September 30, 2019 and December 31, 2018 amounted to $4,499k and $1,639k, respectively.
For the three months ended September 30, 2019 and 2018, $322k and $2,513k, respectively, were recognized as an expense for damaged and lost inventories. For the nine months ended September 30, 2019 and 2018, $822k and $3,788k, respectively, were recognized as an expense for damaged and lost inventories.